Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Credit Suisse	Share capital	Share premium	Share premium Credit Suisse	Treasury shares	Treasury shares Credit Suisse	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	Total equity attributable to shareholders	Total equity attributable to shareholders Credit Suisse	Non-controlling interests	Non-controlling interests Credit Suisse
Balance at Dec. 31, 2020	$ 59,765		$ 338	$ 16,753		$ (4,068)		$ 38,776	$ 7,647	$ 5,188	$ 151	$ 2,321	$ 59,445		$ 319
Acquisition of treasury shares	(3,521)					(3,521)							(3,521)
Delivery of treasury shares under share-based compensation plans	114			(675)		789							114
Other disposal of treasury shares	88			7		81							88
Cancellation of treasury shares related to the share repurchase program	0		(16)	(236)		2,044		(1,792)					0
Share-based compensation expensed in the income statement	643			643									643
Tax (expense) / benefit	(88)			(88)									(88)
Dividends	(1,305)			(651)				(651)					(1,301)		(4)
Equity classified as obligation to purchase own shares	(7)			(7)									(7)
Translation effects recognized directly in retained earnings	0							18	(18)		0	(18)	0
Share of changes in retained earnings of associates and joint ventures	1							1					1
New consolidations / (deconsolidations) and other increases / (decreases)	193			182									182		12
Total comprehensive income for the year	5,119							7,499	(2,393)	(535)	(157)	(1,675)	5,106		13
of which: net profit / (loss)	7,486							7,457					7,457		29
of which: OCI, net of tax	(2,367)							42	(2,393)	(535)	(157)	(1,675)	(2,351)		(16)
Balance at Dec. 31, 2021	61,002		322	15,928		(4,675)		43,851	5,236	4,653	(7)	628	60,662		340
Acquisition of treasury shares	(6,262)					(6,262)							(6,262)
Delivery of treasury shares under share-based compensation plans	115			(763)		879							115
Other disposal of treasury shares	163			(1)		164							163
Cancellation of treasury shares related to the share repurchase program	0		(18)	(1,502)		3,022		(1,502)					0
Share-based compensation expensed in the income statement	716			716									716
Tax (expense) / benefit	13			13									13
Dividends	(1,677)			(834)				(834)					(1,668)		(9)
Equity classified as obligation to purchase own shares	(15)			(15)									(15)
Translation effects recognized directly in retained earnings	0							69	(69)		0	(69)	0
Share of changes in retained earnings of associates and joint ventures	0							0					0
New consolidations / (deconsolidations) and other increases / (decreases)	(3)			4				3	(3)		(3)		4		(7)
Total comprehensive income for the year	3,167							8,415	(5,267)	(525)	6	(4,793)	3,149		18
of which: net profit / (loss)	7,661							7,630					7,630		32
of which: OCI, net of tax	(4,494)							786	(5,267)	(525)	6	(4,793)	(4,481)		(14)
Equity attributable to shareholders at the end of the period at Dec. 31, 2022	56,876
Balance at Dec. 31, 2022	57,218		304	13,546		(6,874)		50,004	(103)	4,128	(4)	(4,234)	56,876		342
Equity attributable to non-controlling interests	342
Impact of the settlement of pre-existing relationships from Credit Suisse Group acquisition		$ (61)					$ (61)							$ (61)
Acquisition of treasury shares	(3,070)					(3,070)							(3,070)
Delivery of treasury shares under share-based compensation plans	112			(858)		970							112
Other disposal of treasury shares	206			10		196							206
Cancellation of treasury shares related to the share repurchase program	0		(7)	(554)		1,115		(554)					0
Share-based compensation expensed in the income statement	1,097			1,097									1,097
Tax (expense) / benefit	19			19									19
Dividends	(1,683)			(839)				(839)					(1,679)		(4)
Equity classified as obligation to purchase own shares	11			11									11
Translation effects recognized directly in retained earnings	0							150	(150)		0	(150)	0
Share of changes in retained earnings of associates and joint ventures	(1)							(1)					(1)
Share capital currency change	0		49	(49)									0
New consolidations / (deconsolidations) and other increases / (decreases)	224			53									53		172	$ 285
Total comprehensive income for the year	28,857							26,121	2,715	1,456	4	1,275	28,836		22
of which: net profit / (loss)	27,866							27,849					27,849		16
of which: OCI, net of tax	991							(1,729)	2,715	1,456	4	1,275	986		5
Equity attributable to shareholders at the end of the period at Dec. 31, 2023	86,108
Balance at Dec. 31, 2023	86,639		$ 346	$ 13,216		$ (4,796)		$ 74,880	$ 2,462	$ 5,584	$ (1)	$ (3,109)	$ 86,108		$ 531
Purchase price consideration for Credit Suisse Group acquisition, before consideration of share-based compensation awards		3,547			$ 619		$ 2,928							3,547
Impact of share-based compensation awards from Credit Suisse Group acquisition		$ 162			$ 162									$ 162
Equity attributable to non-controlling interests	$ 531